Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

7. Goodwill and Intangible Assets

Goodwill

Goodwill and changes therein were as follows for the nine months ended September 30, 2018, and the year ended December 31, 2017:

Balance at December 31, 2016	$1,933.1
Translation	27.9

Balance at December 31, 2017	1,961.0
Translation	(11.2)

Balance at September 30, 2018	$1,949.8

Intangible Assets

Other intangible assets consisted of the following as of September 30, 2018:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$208.6	$(188.8)	$19.8	5-15
Trade name	173.9	(2.0)	171.9	—
Technology	154.4	(153.8)	0.6	2-7

Total other intangible assets	$536.9	$(344.6)	$192.3

The LifeWorks Disposition was considered a triggering event for testing of the trade name intangible asset for impairment. There was no impairment indicated as of April 30, 2018. Please refer to Note 3, “Discontinued Operations,” for further discussion of the LifeWorks Disposition.

Other intangible assets consisted of the following as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$210.1	$(177.0)	$33.1	5-15
Trade name	174.1	(2.1)	172.0	—
Technology	155.6	(154.2)	1.4	2-7

Total other intangible assets	$539.8	$(333.3)	$206.5

Amortization expense related to definite-lived intangible assets was $14.0 and $13.9 for the nine months ended September 30, 2018, and 2017, respectively.

9. Goodwill and Intangible Assets

Goodwill

Goodwill and changes therein were as follows for the years ended December 31, 2017 and 2016:

HCM
Balance at December 31, 2015	$2,008.5
Formation of Joint Venture Company (See Note 4)	(87.7)
Translation	12.3

Balance at December 31, 2016	1,933.1
Translation	27.9

Balance at December 31, 2017	$1,961.0

Tax-deductible goodwill at December 31, 2017	$12.2

We perform an impairment assessment of our goodwill balances as of October 1 of each year. Goodwill impairment testing is performed at the level below the business segments (referred to as a reporting unit). After consideration of the LifeWorks Disposition, management has concluded that we have one reporting unit. Please refer to Note 3, “Discontinued Operations,” for further discussion of the LifeWorks Disposition.

As of January 1, 2017, we elected early adoption of ASU No. 2017-04, “Intangibles-Goodwill and Other,” which simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. We performed the annual impairment quantitative test as of October 1, 2017, and concluded that the fair value exceeded the carrying amount by greater than 50%.

Intangible Assets

Other intangible assets consist of the following as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$210.1	$(177.0)	$33.1	5-15
Tradename	174.1	(2.1)	172.0	—
Technology	155.6	(154.2)	1.4	2-7

Total other intangible assets	$539.8	$(333.3)	$206.5

We perform an impairment assessment of our trade name intangible assets as of October 1 of each year. We performed the relief from royalty method impairment test as of October 1, 2017, and concluded that the fair value of our trade name intangible assets exceeded its respective carrying amount.

Other intangible assets consist of the following as of December 31, 2016:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$206.2	$(156.6)	$49.6	5-15
Tradename	173.6	(1.9)	171.7	—
Technology	152.5	(150.1)	2.4	2-7

Total other intangible assets	$532.3	$(308.6)	$223.7

The gross carrying amount of the trade name intangibles asset as of December 31, 2016, reflects an impairment of $10.2 recorded during the year ended December 31, 2016. The sale of the UK Business was considered a triggering event to test the trade name intangible asset for impairment. Please refer to Note 13, “Supplementary Data to Statement of Operations,” for further discussion.

Amortization expense related to definite-lived intangible assets was $18.5, $18.4, and $18.7 for the years ended December 31, 2017, 2016, and 2015, respectively. We estimate the future amortization of other intangible assets held at December 31, 2017, will be:

Years Ending December 31,	Amount
2018	$18.6
2019	15.4
2020	0.1
2021	0.1
2022	—